Advance to suppliers (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Advance to suppliers	¥ 5,694	$ 828	¥ 3,898
Advance to suppliers - long term, net	¥ 1,542	$ 224	¥ 1,570